SHARE BASED COMPENSATION (Details)	1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Oct. 31, 2013 Options USD ($)	Mar. 31, 2014 Options USD ($)	Mar. 31, 2013 Options USD ($) employee	Mar. 31, 2013 Options CNY	Mar. 31, 2012 Options USD ($)	Mar. 31, 2013 Nonvested shares item	Apr. 30, 2005 2005 Share incentive plan	Oct. 31, 2007 2005 Share incentive plan	Apr. 30, 2005 2005 Share incentive plan Options	Mar. 31, 2014 2005 Share incentive plan Options	Jan. 07, 2008 2008 Share incentive plan	Mar. 31, 2014 2008 Share incentive plan	Jan. 07, 2008 2008 Share incentive plan Options	Mar. 31, 2014 2008 Share incentive plan Options	Jan. 07, 2008 2008 Share incentive plan Nonvested shares	Mar. 31, 2014 2008 Share incentive plan Nonvested shares
SHARE BASED COMPENSATION
Shares authorized							2,894,000	3,310,300			336,307	2,354,149
Expiration term							10 years		10 years		10 years		10 years
Annual increase in shares reserved (in shares)											336,307
Annual increase in shares reserved (as a percent)											1.00%
Vesting rate on the first anniversary (as a percent)	25.00%									25.00%				25.00%
Vesting rate for remaining awards (as a percent)	75.00%									75.00%				75.00%
Vesting period for remaining 75% shares	3 years									36 months				36 months
Vesting rate (as a percent) at the end of each year from the grant date over 4 years																25.00%
Vesting period															4 years
Number of employees of whom vested share options' exercise period is extended upon resignation			2	2		1
Additional compensation expense due to modifications recognized in the general and administrative expense				1,294,834
Number of shares
Outstanding at the beginning of the period (in shares)		2,747,342	2,788,342	2,788,342	3,262,650
Granted (in shares)	1,469,460	1,469,460
Exercised (in shares)					(27,864)
Expired (in shares)		(2,135)	(41,000)	(41,000)	(446,444)
Outstanding at the end of the period (in shares)		4,214,667	2,747,342	2,747,342	2,788,342
Vested and expected to vest at the end of the period (in shares)		4,214,667
Exercisable at the end of the period (in shares)		2,745,207
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share)		$ 2.84	$ 2.85		$ 2.96
Granted (in dollars per share)	$ 2.50	$ 2.50
Exercised (in dollars per share)					$ 3.60
Expired (in dollars per share)		$ 2.69	$ 3.60		$ 3.60
Outstanding at the end of the period (in dollars per share)		$ 2.72	$ 2.84		$ 2.85
Vested and expected to vest at the end of the period (in dollars per share)		$ 2.72
Exercisable at the end of the period (in dollars per share)		$ 2.84
Weighted remaining contractual Years
Vested and expected to vest at the end of the period		4 years 8 months 5 days
Exercisable at the end of the period		2 years 1 month 2 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)		0
Exercisable at the end of the period (in dollars)		0
Additional disclosures
Total intrinsic value of options exercised (in dollars)		$ 0	$ 0		$ 28,775